Schedule of other expenses (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Other Expenses
Management consultancy expenses	$ 477	$ 617
Information technology expenses	587	759	726
Legal and professional fees	604	782	2,118
Marketing and advertising	1,232	1,595	1,546
Rental	5	6	4
Others	172	223	266
Total Other expenses	$ 3,077	$ 3,982	$ 4,660